United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/15

Date of Reporting Period: Six months ended 09/30/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2014
Federated Project and Trade Finance Core Fund

A Portfolio of Federated Core Trust III

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Trade Finance Agreements	78.2%
Corporate Debt Securities	7.1%
Foreign Government Securities	1.5%
Asset-Backed Securities	1.0%
Derivative Contracts[2]	0.2%
Cash Equivalents[3]	11.3%
Other Assets and Liabilities—Net[4]	0.7%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum and Part B: Information Required in a Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2014 (unaudited)
Principal Amount or Shares		Value in U.S. Dollars
	ASSET-BACKED SECURITIES—1.0%[1]
	Finance—1.0%
$4,500,000	Sealane 2011-1X, Class A, 14.2351%, 2/12/2016	$4,673,250
176,470	Yapi DPR Finance Co. 2010-1, Class A, 0.8694%, 11/21/2014	171,000
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,684,548)	4,844,250
	CORPORATE BONDS—7.1%[1]
	Banking—2.1%
5,000,000	African Export-Import Bank, 3.875%, 6/4/2018	4,982,250
5,000,000	GTB Finance BV, Series 144A, 6.00%, 11/8/2018	5,037,500
	TOTAL	10,019,750
	Oil & Gas—3.8%
5,000,000	Afren PLC, Series REGS, 11.50%, 2/1/2016	5,281,540
5,000,000	Petrobras Global Finance BV, Floating Rate Note—Sr. Note, 1.8521%, 5/20/2016	5,007,500
8,021,896	QGOG Atlantic & Alaskan Rigs Ltd., Series REGS, 5.25%, 7/30/2018	8,362,826
	TOTAL	18,651,866
	Telecommunications & Cellular—1.2%
5,700,000	America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.2346%, 9/12/2016	5,766,485
	TOTAL CORPORATE BONDS (IDENTIFIED COST $34,652,193)	34,438,101
	TRADE FINANCE AGREEMENTS—78.2%[1]
	Automotive—0.9%
2,816,088	Volvo Chile, 2.50%, 4/19/2016	2,686,548
1,661,390	Volvo Do Brazil, 2.50%, 12/7/2015	1,633,478
	TOTAL	4,320,026
	Basic Industry - Cement—0.3%
1,666,667	Jambyl Cement, 1.1528%, 7/15/2015	1,650,000
	Basic Industry - Fertilizers/Chemicals—1.0%
5,000,000	Eurochem II, 2.0349%, 8/22/2018	4,940,000
	Basic Industry - Metals/Mining Excluding Steel—10.3%
4,250,000	African Mineral Tonkolili, 5.65%, 3/31/2016	4,194,750
1,662,085	African Minerals, 5.8226%, 10/13/2016	1,651,282
3,141,177	Discovery Copper, 5.2336%, 3/31/2015	2,136,000
6,379,583	EMP II, 6.23335%, 12/23/2018	6,376,393
5,081,212	Erdenet, 7.1183%, 12/31/2014	3,813,450
4,500,000	Fortescue Metals Group Ltd., 4.50%, 8/28/2015	4,506,750
6,250,000	FQM Ltd., 2.9831%, 5/1/2019	6,175,000
3,191,490	Kazzinc, 1.737%, 12/31/2015	3,193,085
4,532,945	Mechel Kuzbass III, 5.7296%, 12/8/2016	3,177,594
4,532,945	Mechel Yakutugol III, 5.7296%, 12/8/2016	3,177,595
4,977,325	Noble Group Ltd., 3.72715%, 1/17/2018	4,949,950
3,000,000	Russian Copper, 4.1561%, 12/4/2018	2,989,500
2,614,286	Solway, 6.1535%, 5/30/2016	2,614,286
1,200,000	Tenex, 2.48485%, 3/28/2016	1,174,800
	TOTAL	50,130,435
	Basic Industry - Steel Producers/Products—2.2%
5,937,500	Ferrexpo Finance PLC, 2.406%, 8/31/2018	5,925,625
1,333,333	Metinvest15, 4.9035%, 5/25/2015	1,308,000
876,431	Stemcor Holdings Ltd., USD, 2.25%, 12/31/2015	875,992
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—continued[1]
		Basic Industry - Steel Producers/Products—continued
$289,560		Stemcor Holdings Ltd., GBP, 2.25%, 12/31/2015	$469,186
208,902		Stemcor Holdings Ltd., EUR, 2.25%, 12/31/2015	263,721
105,307		Stemcor Holdings Ltd., Super Senior Uplift, 2.89775%, 12/31/2015	105,255
2,285,283		Stemcor Holdings Ltd., Senior Uplift, 2.89775%, 12/31/2015	1,463,724
		TOTAL	10,411,503
		Building & Development—0.9%
4,579,870		Cemex SA, 4.65175%, 2/28/2017	4,508,882
		Capital Goods—3.9%
5,400,000		Biman, 5.7381%, 2/4/2019	5,418,900
7,500,000		Dogus Otomotiv Servis ve Ticaret AS, 3.2274%, 8/17/2015	7,515,000
4,791,667		TAAG Angola Airlines, 5.50%, 6/9/2020	4,784,479
1,400,000		TAAG II, Floating Rate Note, 5.9831%, 6/27/2016	1,398,600
		TOTAL	19,116,979
		Capital Goods - Aerospace & Defense—1.0%
4,849,246		Air India, 2.6562%, 7/14/2015	4,815,301
		Consumer Non-Cyclical—5.0%
2,761,832	[2,3,4]	Arrocera Covadonga SA de CV, 3.50%, 12/31/2014	0
4,666,667		Bahia Cellulose, 4.09835%, 2/14/2018	4,692,333
3,911,381	[2]	Banacol, 1.00%, 6/15/2015	3,706,034
1,470,589		GVO, 5.1565%, 11/2/2015	1,408,089
1,714,286		JBS S.A., 5.72535%, 11/9/2015	1,706,571
6,019,800		PT Delta Merlin, 5.47485%, 10/30/2016	5,944,553
4,545,454		Tiryaki Agro, 4.3209%, 4/15/2019	4,300,000
40,374		Ukrland Farming, 1.00%, 6/29/2015	39,930
2,700,000		Vicentin, 7.3229%, 11/18/2015	2,670,300
		TOTAL	24,467,810
		Consumer Non-Cyclical/Food-Wholesale—5.9%
1,500,000		Belagricola, 5.69765%, 6/28/2016	1,488,000
5,000,000		Biosev, 4.7268%, 6/25/2015	4,980,000
4,263,158		CPC International, Inc., 4.151%, 12/1/2016	4,237,579
1,750,000		Kernel Holding SA, 5.72485%, 3/3/2016	1,756,125
5,000,000		Louis Dreyfus II, 3.1221%, 10/4/2016	4,972,500
5,151,456		Marfrig, 4.1451%, 6/19/2015	5,143,729
4,000,000		Nidera Sementes, 3.75425%, 6/30/2016	3,988,000
1,928,571		REI Agro Ltd., 6.22485%, 10/31/2014	1,882,286
		TOTAL	28,448,219
		Consumer Non-Cyclical/Tobacco—0.2%
952,000		Premium Tobac IV, 4.2342%, 6/21/2015	951,524
		Energy—8.6%
7,688,306		Adani Power Ltd., 3.5307%, 6/30/2018	7,230,852
1,428,571		BB Energy II, 2.1545%, 6/24/2015	1,425,714
1,979,167		Canbaikal Resources, 5.65225%, 4/10/2016	1,971,250
202,999		Egpc Pel V Tr A, 3.48485%, 3/31/2015	196,300
2,687,108		Gunvor Group, 3.65%, 11/30/2016	2,645,457
8,000,000		Puma Energy II, 2.65%, 5/19/2017	8,004,000
8,000,000		Pardaliservices S.A., 4.8325%, 7/26/2018	8,040,000
4,038,815		Samir Energy II, 3.901%, 12/31/2015	4,044,873
7,917,347		Sonangol III, 3.65%, 9/28/2017	7,774,835
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—continued[1]
		Energy—continued
$270,833	[2]	SV Oil & Natural Gas Ltd., 1.00%, 12/31/2014	$269,208
		TOTAL	41,602,489
		Energy - Integrated Energy—1.5%
2,725,383		Oando Insured A, 8.623%, 6/30/2019	2,725,383
3,781,029		Oando Insured B, 8.70452%, 12/31/2017	3,781,029
302,820		Oando Uninsured A, 8.623%, 6/30/2019	301,609
447,180		Oando Uninsured B, 8.70452%, 12/31/2017	445,391
		TOTAL	7,253,412
		Energy - Oil Refining and Marketing—1.5%
7,500,000		Preem AB IV, 0.00%, 10/29/2014	7,479,750
		Energy - Refining—2.3%
7,500,000		Dangote, 4.8268%, 9/4/2020	7,511,250
3,428,571		Petron Corp., 2.5505%, 9/30/2016	3,392,571
		TOTAL	10,903,821
		Energy/Exploration and Production—13.0%
2,749,775		Enerji Tupras, 3.0336%, 6/30/2015	2,745,650
7,200,000		Kazmunaigas, 2.36%, 7/15/2016	7,167,600
784,269		Mauriel Promme, 1.00%, 12/23/2018	719,567
8,363,081		Navigat Energy II, 5.642%, 12/2/2018	8,283,631
7,000,000		Neconde, 8.23435%, 12/27/2018	6,926,500
6,572,439		Nigerian Petro, 3.9806%, 6/15/2019	6,510,001
5,123,337		PT CKP, 4.4065%, 1/2/2017	5,092,597
3,069,231		Ptmitraperk, 6.152%, 11/30/2015	3,037,004
4,230,769		Rosneft Oil III, 2.6351%, 4/24/2017	4,205,385
4,821,429		SHT, 1.00%, 5/8/2017	4,787,678
5,735,294		Socar & Turcas, 2.8268%, 8/11/2016	5,735,294
2,857,143		TNK-BP Finance SA, 1.52715%, 8/23/2015	2,804,286
5,000,000		Ypf S.A., 5.50%, 3/16/2015	4,997,500
		TOTAL	63,012,693
		Finance—2.5%
3,333,333		International Bank of Azerbaijan, 3.5766%, 1/16/2015	3,313,333
9,000,000		LFC TGB, 1.7326%, 10/22/2014	8,991,000
		TOTAL	12,304,333
		Finance/Banks/Brokers—8.6%
3,500,000		AccessBank, 3.5795%, 3/14/2015	3,505,250
8,000,000		Africa Fin Corp., 3.1565%, 12/1/2015	8,008,000
3,000,000		Ardshininvest, 4.83055%, 3/11/2015	3,004,500
5,000,000		Denizbank AS, 0.30%, 11/20/2014	6,267,888
3,000,000		Finansbank AS, 0.06%, 11/27/2014	3,770,206
5,000,000		Turkey Garanti Bank, 3.1969%, 5/3/2016	5,032,500
3,000,000		Union Bank of Nigeria, 4.654%, 1/28/2017	2,937,000
4,230,769		Veb, 3.587%, 1/31/2020	4,235,000
5,000,000		Zenith Bank Ltd., 3.73055%, 12/5/2016	4,957,500
		TOTAL	41,717,844
		Regional Manufacturing - Agricultural Services—0.4%
1,715,922		ETG, 3.15%, 3/31/2015	1,711,632
		Services - Construction Services—0.2%
1,050,000		IIF, 2.406%, 7/18/2019	1,049,475
Semi-Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—continued[1]
		Services/Railroads—1.6%
$5,600,000		Azeri RR, 5.3028%, 1/25/2018	$5,510,400
2,101,695		Eastcomtrans, Floating Rate Note, 6.15%, 4/1/2016	2,079,627
		TOTAL	7,590,027
		Telecommunications & Cellular—5.0%
4,571,500		Digicel D2, 3.75%, 3/31/2019	4,576,072
4,200,000		IHS Zambia, Floating Rate Note, 6.6561%, 3/6/2021	4,109,700
1,244,898		MCS Holdings LLC, 6.22735%, 11/23/2015	1,231,204
2,558,957		MCS Holdings LLC, 7.72735%, 11/24/2017	2,525,690
5,000,000		MNC Sky Vision, 4.4803%, 12/11/2016	4,922,500
6,937,500		Solusi Tunas PRA, 3.7336%, 3/22/2018	6,902,813
		TOTAL	24,267,979
		Utility/Electricity Generation—1.4%
6,750,000		MOF Angola, 5.8318%, 2/16/2018	6,658,875
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $388,573,676)	379,313,009
		FOREIGN GOVERNMENTS/AGENCIES—1.5%[1]
		Banking—0.6%
3,000,000		African Export-Import Bank, 5.75%, 7/27/2016	3,149,460
		Sovereign—0.9%
4,000,000		Tanzania, United Republic of, 6.3289%, 3/9/2020	4,310,000
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $7,234,069)	7,459,460
		INVESTMENT COMPANY—11.3%
54,727,557	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	54,727,557
		TOTAL INVESTMENTS—99.1% (IDENTIFIED COST $489,872,043)[7]	480,782,377
		OTHER ASSETS AND LIABILITIES - NET—0.9%[8]	4,539,310
		TOTAL NET ASSETS—100%	$485,321,687
Semi-Annual Shareholder Report

At September 30, 2014, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
10/1/2014	40,000 GBP	$64,865	$(19)
Contracts Sold:
10/6/2014	350,073 EUR	$453,311	$11,140
10/6/2014	293,108 GBP	$479,291	$4,135
11/7/2014	40,000 GBP	$64,845	$19
11/26/2014	4,974,200 EUR	$6,769,678	$484,614
12/2/2014	2,983,500 EUR	$4,066,337	$296,415
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$796,304
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Are restricted securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended; or (b) are subject to a contractual restriction on public sales. At September 30, 2014, these restricted securities amounted to $426,054,820, which represented 87.8% of total net assets.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Non-income-producing security.
5	Affiliated holding.
6	7-day net yield.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of September 30, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$—	$4,844,250	$4,844,250
Corporate Bonds	—	34,438,101	—	34,438,101
Trade Finance Agreements	—	—	379,313,009	379,313,009
Foreign Governments/Agencies	—	7,459,460	—	7,459,460
Investment Company	54,727,557	—	—	54,727,557
TOTAL SECURITIES	$54,727,557	$41,897,561	$384,157,259	$480,782,377
OTHER FINANCIAL INSTRUMENTS*	$(19)	$796,323	$—	$796,304
*	Other financial instruments include foreign exchange contracts.
The Fund uses a pricing service to provide price evaluation for Level 3 asset-backed securities and trade finance agreements. The quantitative unobservable inputs used by the pricing service are proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Securities	Investments in Corporate Bonds	Investments in Trade Finance Agreements
Balance as of April 1, 2014	$5,192,471	$6,250,664	$375,570,459
Accrued discount/premiums	1,633	(1,286)	704,223
Realized gain (loss)	3,972	27,514	(973,744)
Change in unrealized appreciation (depreciation)	(885)	20,303	(1,960,482)
Purchases	—	—	439,887,843
(Sales)	(352,941)	(6,297,195)	(433,915,290)
Balance as of September 30, 2014	$4,844,250	$—	$379,313,009
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at September 30, 2014	$(2,882)	$—	$(8,475,818)
The following acronyms are used throughout this portfolio:
EUR	— Euro
GBP	— Great Britain Pound
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2014	Year Ended March 31,				Period Ended 3/31/2010[1]
		2014	2013	2012	2011
Net Asset Value, Beginning of Period	$9.65	$9.77	$9.77	$9.95	$9.93	$10.00
Income From Investment Operations:
Net investment income	0.20	0.43	0.49[2]	0.53	0.45	0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.04)	(0.10)	0.01	(0.16)	0.04	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.16	0.33	0.50	0.37	0.49	0.08
Less Distributions:
Distributions from net investment income	(0.20)	(0.43)	(0.46)	(0.51)	(0.45)	(0.15)
Distributions from net realized gain on investments and foreign currency transactions	—	(0.02)	(0.04)	(0.04)	(0.02)	(0.00)[3]
TOTAL DISTRIBUTIONS	(0.20)	(0.45)	(0.50)	(0.55)	(0.47)	(0.15)
Net Asset Value, End of Period	$9.61	$9.65	$9.77	$9.77	$9.95	$9.93
Total Return[4]	1.64%	3.47%	5.30%	3.76%	5.05%	0.76%
Ratios to Average Net Assets:
Net expenses	0.14%[6]	0.08%	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5,6]
Net investment income	4.14%[6]	4.33%	5.02%	5.35%	4.58%	2.13%[6]
Expense waiver/reimbursement[7]	0.10%[6]	0.16%	0.35%	0.35%	0.45%	0.83%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$485,322	$464,440	$268,138	$224,842	$143,710	$97,645
Portfolio turnover	29%	65%	62%	38%	72%	21%
1	Reflects operations for the period from August 26, 2009 (date of initial investment) to March 31, 2010.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2014 (unaudited)
Assets:
Total investment in securities, at value including $54,727,557 of investment in an affiliated holding (Note 5) (identified cost $489,872,043)		$480,782,377
Cash		3,556,154
Cash denominated in foreign currencies (identified cost $195,132)		190,501
Income receivable		572,978
Receivable for investments sold		2,076,198
Unrealized appreciation on foreign exchange contracts		796,323
Bank loan receivable		1,725,157
Prepaid expenses		95,458
TOTAL ASSETS		489,795,146
Liabilities:
Payable for investments purchased	$4,074,806
Unrealized depreciation on foreign exchange contracts	19
Drawdown fees	118,592
Income distribution payable	280,042
TOTAL LIABILITIES		4,473,459
Net assets for 50,523,899 shares outstanding		$485,321,687
Net Assets Consist of:
Paid-in capital		$496,519,412
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(8,297,993)
Accumulated net realized loss on investments and foreign currency transactions		(2,896,506)
Distributions in excess of net investment income		(3,226)
TOTAL NET ASSETS		$485,321,687
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($485,321,687 ÷ 50,523,899 shares outstanding), no par value, unlimited shares authorized		$9.61
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2014 (unaudited)
Investment Income:
Interest		$9,906,964
Dividends received from an affiliated holding (Note 5)		11,669
TOTAL INCOME		9,918,633
Expenses:
Investment adviser fee (Note 5)	$231,429
Custodian fees	17,469
Transfer agent fee	18,634
Directors'/Trustees' fees (Note 5)	5,171
Auditing fees	54,320
Legal fees	59,981
Portfolio accounting fees	153,469
Printing and postage	5,525
Miscellaneous (Note 5)	17,864
TOTAL EXPENSES	563,862
Waiver/reimbursement of investment adviser fee (Note 5)	(231,429)
Net expenses		332,433
Net investment income		9,586,200
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions		(867,675)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(1,241,669)
Net realized and unrealized loss on investments and foreign currency transactions		(2,109,344)
Change in net assets resulting from operations		$7,476,856
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2014	Year Ended 3/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,586,200	$16,608,500
Net realized loss on investments and foreign currency transactions	(867,675)	(752,192)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(1,241,669)	(3,580,437)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,476,856	12,275,871
Distributions to Shareholders:
Distributions from net investment income	(9,460,500)	(16,921,592)
Distributions from net realized gain on investments	—	(852,122)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,460,500)	(17,773,714)
Share Transactions:
Proceeds from sale of shares	66,651,511	202,434,423
Net asset value of shares issued to shareholders in payment of distributions declared	7,688,677	15,232,895
Cost of shares redeemed	(51,474,607)	(15,868,198)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	22,865,581	201,799,120
Change in net assets	20,881,937	196,301,277
Net Assets:
Beginning of period	464,439,750	268,138,473
End of period (including distributions in excess of net investment income of $(3,226) and $(128,926), respectively)	$485,321,687	$464,439,750
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Cash Flows
Six Months Ended September 30, 2014 (unaudited)
Operating Activities:
Change in net assets resulting from operations	$7,476,856
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Used in Operating Activities:
Purchase of investment securities	(569,385,485)
Proceeds from disposition of investment securities	555,105,016
Purchase of short-term investments, net	(14,926,229)
Increase in income receivable	(53,457)
Increase in prepaid expenses	(95,458)
Decrease in receivable for investments sold	3,812,542
Increase in unrealized appreciation of foreign exchange contracts	(793,971)
Decrease in payable for investments purchased	(765,992)
Increase in drawdown fees	93,579
Decrease in unrealized depreciation of foreign exchange contracts	(468)
Decrease in accrued expenses	(129,177)
Net realized loss on investments and foreign currency transactions	867,675
Change in unrealized depreciation of investments	2,036,108
NET CASH USED IN OPERATING ACTIVITIES	(16,758,461)
Financing Activities:
Proceeds from shares sold	66,651,511
Payments of shares redeemed	(51,474,607)
Distributions paid in cash	(1,743,545)
NET CASH PROVIDED BY FINANCING ACTIVITIES	13,433,359
Net decrease in cash	(3,325,102)
Cash at beginning period	7,071,757
Cash at end of period	$3,746,655
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $7,688,677.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2014 (unaudited)
1. ORGANIZATION
Federated Project and Trade Finance Core Fund (the “Fund”) is a non-diversified portfolio of Federated Core Trust III (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Fund operates as an open-end extended payment fund. The Fund's investment objective is to provide total return. Currently, the Fund is only available for purchase by organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1993 Act and “qualified purchasers” as defined in Section 2(a)(51) of the Act. The Fund is not a mutual fund, and its shares are offered pursuant to an exemption from registration under the Securities Act of 1933, as amended.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities including trade finance agreements acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing services base their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions.
Semi-Annual Shareholder Report

Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for trade finance agreements, other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Delaware.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreement between the Fund and its counterparties that provides for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $11,391 and $197,085, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees. The Fund's restricted securities were acquired between August 27, 2009 and September 30, 2014, with a total acquisition cost of $420,307,205.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$796,323	Unrealized depreciation on foreign exchange contracts	$19
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$37,266

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$794,439
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
Shareholders of the Fund will have a restricted ability to redeem shares of the Fund. When a redeeming shareholder presents shares to the transfer agent in proper order for redemption, the Fund has up to 31 days to make payment to the redeeming shareholder.
The following table summarizes share activity:
	Six Months Ended 9/30/2014	Year Ended 3/31/2014
Shares sold	6,927,736	20,770,266
Shares issued to shareholders in payment of distributions declared	799,382	1,566,394
Shares redeemed	(5,356,325)	(1,625,966)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	2,370,793	20,710,694
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At September 30, 2014, the cost of investments for federal tax purposes was $489,872,043. The net unrealized depreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $9,089,666. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,769,930 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,859,596.
Under current tax rules, capital losses realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of March 31, 2014, for federal income tax purposes, post October losses of $2,000,631 were deferred to April 1, 2014.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.10% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. As of October 1, 2013, the Adviser and its affiliates reduced their voluntary waivers and/or reimbursements such that the Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates) in an amount up to 0.15% of the Fund's average daily net assets. The Adviser and its affiliates can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended September 30, 2014, the Adviser voluntarily waived $210,520 of its fee.
Certain of the Fund's assets are managed by Federated Investors (UK) LLP (the “Sub-Adviser”) an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended September 30, 2014, the Sub-Adviser earned a fee of $902,575.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2014, the Adviser reimbursed $20,909. Transactions involving the affiliated holding during the six months ended September 30, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2014	39,801,328
Purchases/Additions	246,526,576
Sales/Reductions	(231,600,347)
Balance of Shares Held 9/30/2014	54,727,557
Value	$54,727,557
Dividend Income	$11,669
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended September 30, 2014, were as follows:
Purchases	$124,348,228
Sales	$111,304,723
Semi-Annual Shareholder Report

7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At September 30, 2014, the diversification of countries was as follows:
Country	Percentage of Total Net Assets
Indonesia	8.6%
Turkey	8.4%
Brazil	8.1%
Nigeria	7.4%
Russia	4.9%
Angola	4.0%
Saudi Arabia	3.7%
United States	3.6%
India	2.9%
Azerbaijan	2.5%
Kazakhstan	2.5%
Swaziland	2.2%
Mexico	2.1%
Netherlands	2.1%
Ukrainian SSR	1.9%
Belize	1.7%
United Kingdom	1.7%
Argentina	1.6%
Mongolia	1.6%
Sweden	1.5%
South Africa	1.3%
Botswana	1.1%
Belgium	1.0%
Cayman Islands	1.0%
Chad	1.0%
Australia	0.9%
Jamaica	0.9%
Tanzania	0.9%
Zambia	0.9%
Macau	0.8%
Colombia	0.7%
Philippines	0.7%
Supranational	0.7%
Chile	0.6%
United Arab Emirates	0.6%
Macedonia	0.5%
Singapore	0.4%
Mauritania	0.3%
Serria Leone	0.3%
Gabon	0.2%
Semi-Annual Shareholder Report

8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2014, there were no outstanding loans. During the six months ended September 30, 2014, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2014, there were no outstanding loans. During the six months ended September 30, 2014, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 to September 30, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2014	Ending Account Value 9/30/2014	Expenses Paid During Period[1]
Actual	$1,000.00	$1,016.40	$0.71
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.37	$0.71
1	Expenses are equal to the Fund's annualized net expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated Project and Trade Finance Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. Although the Adviser charges the Fund an investment advisory fee for its services, the Adviser has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero. The Adviser or its affiliates may, however, receive compensation for managing assets invested in the Fund.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
As previously noted, the Adviser charges the Fund an investment advisory fee for its services but has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero; however, the Board did consider compensation and benefits received by the Adviser and subadviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions, and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any);
Semi-Annual Shareholder Report

and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Board was informed by the Adviser that, for the periods covered by the Evaluation, the Fund outperformed its benchmark index for the one-year period and outperformed its benchmark index for the three-year period.
Because the Fund's expenses will remain at zero due to waiver of the investment advisory fee and/or reimbursement of other expenses, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no net advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's Web site at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Semi-Annual Shareholder Report

The Fund is not a bank deposit or obligation, is not guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the Fund involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Project and Trade Finance Core Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31415N103

41216 (11/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust III

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 19, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 19, 2014